Other Intangible Assets and Liabilities	12 Months Ended
Dec. 31, 2014
Other Intangible Assets and Liabilities
Other Intangible Assets and Liabilities

5. Other Intangible Assets and Liabilities

The following summarizes our identifiable intangible assets, including above/below‑market lease intangibles:

	December 31,
	2014*	2013*
Acquired in-place lease
Gross amount	$4,821,009	$4,378,781
Accumulated amortization	(967,222)	(464,571)
Net amount	$3,853,787	$3,914,210
Acquired above-market leases
Gross amount	$1,332,286	$731,540
Accumulated amortization	(508,574)	(274,334)
Net amount	$823,712	$457,206
Total Other Intangible Assets, net	$4,677,499	$4,371,416
Acquired below-market leases
Gross amount	$(8,816,156)	$(6,906,025)
Accumulated amortization	1,487,415	713,634
Total Other Intangible Liabilities, net	$(7,328,741)	$(6,192,391)

*Prior-period financial information has been retroactively adjusted for certain assets acquired on March 4, 2015.

We recorded net amortization of above and below‑market lease intangibles of $539,539,  $430,909 and $224,311 as an increase to rental revenue for the years ended December 31, 2014, 2013, and 2012, respectively. We recorded amortization of in‑place lease intangibles of $508,158,  $443,332, and $287,368 as amortization expense for the years ended December 31, 2014, 2013, and 2012, respectively.

Future aggregate amortization of intangibles for each of the five succeeding fiscal years and thereafter as of December 31, 2014 follows:

	Acquired	Acquired	Acquired
	in-place	above-market	below-market
	leases	leases	leases
2015	$503,542	$218,060	$(874,415)
2016	489,768	158,357	(856,902)
2017	467,482	92,332	(836,262)
2018	443,207	53,266	(830,760)
2019	432,059	42,103	(813,210)
Thereafter	1,517,729	259,594	(3,117,192)
Total	$3,853,787	$823,712	$(7,328,741)